Pioneer Emerging Markets Equity Fund
Schedule of Investments  |  June 30, 2022

A: PEMEX	C: PEMNX	Y: PEMSX

Schedule of Investments  |  6/30/22
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 98.5%
	Common Stocks — 92.3% of Net Assets
	Automobiles — 2.1%
56,000(a)	Brilliance China Automotive Holdings, Ltd.	$ 17,842
2,054	Eicher Motors, Ltd.	72,853
34,000	Great Wall Motor Co., Ltd., Class H	70,339
5,185(a)	NIO, Inc. (A.D.R.)	112,618
	Total Automobiles	$273,652
	Banks — 16.1%
17,983	Abu Dhabi Commercial Bank PJSC	$ 43,407
483,000	Agricultural Bank of China, Ltd., Class H	183,144
10,948	Alinma Bank	97,681
6,275	Axis Bank, Ltd.	50,723
3,415	Banco Bradesco S.A. (A.D.R.)	11,133
12,486	Banco do Brasil S.A.	79,638
374,000	Bank Central Asia Tbk PT	182,241
12,500	China Merchants Bank Co., Ltd., Class H	85,030
111,000	CTBC Financial Holding Co., Ltd.	94,314
1,010	Erste Group Bank AG	25,656
25,283	First Abu Dhabi Bank PJSC	129,348
5,506	Grupo Financiero Banorte S.A.B de CV, Class O	30,712
1,778	HDFC Bank, Ltd. (A.D.R.)	97,719
9,977	ICICI Bank, Ltd. (A.D.R.)	176,992
8,689	ICICI Bank, Ltd.	78,016
22,439	Itau Unibanco Holding S.A. (A.D.R.)	96,039
1,139	Komercni Banka AS	32,124
7,158	Nedbank Group, Ltd.	91,336
5,267(a)	Powszechna Kasa Oszczednosci Bank Polski S.A.	33,052
21,294	Saudi National Bank	374,611
22,335(a)+^	Sberbank of Russia PJSC	2,542
2,373	Shinhan Financial Group Co., Ltd.	67,897
8,027	State Bank of India	47,455
	Total Banks	$2,110,810
	Beverages — 2.5%
2,318	Embotelladora Andina S.A. (A.D.R.)	$ 25,776
489	Fomento Economico Mexicano S.A.B de CV (A.D.R.)	33,003
3,833	Fomento Economico Mexicano S.A.B de CV	25,877
213,200	Thai Beverage PCL	99,075
14,000	Tsingtao Brewery Co., Ltd., Class H	146,003
	Total Beverages	$329,734
1Pioneer Emerging Markets Equity Fund |  | 6/30/22

Shares		Value
	Biotechnology — 0.4%
2,600(a)	BeiGene, Ltd.	$ 32,863
285(a)	Hugel, Inc.	23,118
	Total Biotechnology	$55,981
	Building Products — 0.6%
30,000	Xinyi Glass Holdings, Ltd.	$ 72,208
	Total Building Products	$72,208
	Capital Markets — 0.4%
9,747	Investec, Ltd.	$ 52,724
	Total Capital Markets	$52,724
	Chemicals — 2.3%
79,584	Fertiglobe Plc	$ 104,288
14,500	Hangzhou Oxygen Plant Group Co., Ltd., Class A	67,837
161	LG Chem, Ltd.	64,070
1,030	OCI NV	33,964
24,700	PTT Global Chemical PCL	31,842
	Total Chemicals	$302,001
	Commercial Services & Supplies — 0.5%
21,500(a)	China Conch Environment Protection Holdings, Ltd.	$ 14,979
89,000	China Everbright Environment Group, Ltd.	52,624
	Total Commercial Services & Supplies	$67,603
	Construction & Engineering — 1.1%
13,000	China Conch Venture Holdings, Ltd.	$ 28,340
5,734	Larsen & Toubro, Ltd.	113,361
	Total Construction & Engineering	$141,701
	Construction Materials — 0.3%
2,618	Grasim Industries, Ltd.	$ 43,858
	Total Construction Materials	$43,858
	Diversified Consumer Services — 0.8%
34,000	China Education Group Holdings, Ltd.	$ 33,647
2,301(a)	New Oriental Education & Technology Group, Inc. (A.D.R.)	46,848
9,600	YDUQS Participacoes S.A.	23,975
	Total Diversified Consumer Services	$104,470
	Diversified Financial Services — 0.5%
8,820	Chailease Holding Co., Ltd.	$ 61,899
	Total Diversified Financial Services	$61,899
	Diversified Telecommunication Services — 0.5%
241,400	Telkom Indonesia Persero Tbk PT	$ 64,870
	Total Diversified Telecommunication Services	$64,870
Pioneer Emerging Markets Equity Fund |  | 6/30/222

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Shares		Value
	Electric Utilities — 0.3%
743	CEZ AS	$ 33,482
9,926	Enel Chile S.A. (A.D.R.)	11,018
	Total Electric Utilities	$44,500
	Electrical Equipment — 0.3%
8,700	Zhuzhou CRRC Times Electric Co., Ltd.	$ 43,064
	Total Electrical Equipment	$43,064
	Electronic Equipment, Instruments & Components — 1.1%
7,000	Chroma ATE, Inc.	$ 35,979
14,000	Delta Electronics, Inc.	103,715
	Total Electronic Equipment, Instruments & Components	$139,694
	Entertainment — 1.2%
6,800	Kingsoft Corp., Ltd.	$ 26,649
1,447	NetEase, Inc. (A.D.R.)	135,092
	Total Entertainment	$161,741
	Food & Staples Retailing — 1.3%
18,900	Atacadao S.A.	$ 60,202
231	BGF retail Co., Ltd.	33,623
5,000	President Chain Store Corp.	45,796
1,927	Sendas Distribuidora S.A. (A.D.R.)	26,188
	Total Food & Staples Retailing	$165,809
	Food Products — 2.5%
2,925	Almarai Co. JSC	$ 40,891
18,633	JBS S.A.	112,472
32,000	Tingyi Cayman Islands Holding Corp.	54,898
55,000	Uni-President Enterprises Corp.	123,975
	Total Food Products	$332,236
	Health Care Providers & Services — 0.5%
977	Apollo Hospitals Enterprise, Ltd.	$ 45,624
18,400	Hapvida Participacoes e Investimentos S/A (144A)	19,232
	Total Health Care Providers & Services	$64,856
	Hotels, Restaurants & Leisure — 2.2%
1,905(a)	Kangwon Land, Inc.	$ 37,325
1,544(a)	MakeMyTrip, Ltd.	39,650
3,504(a)	Trip.com Group, Ltd. (A.D.R.)	96,185
2,406	Yum China Holdings, Inc.	116,691
	Total Hotels, Restaurants & Leisure	$289,851
	Household Durables — 1.1%
1,661	Coway Co., Ltd.	$ 81,814
3Pioneer Emerging Markets Equity Fund |  | 6/30/22

Shares		Value
	Household Durables — (continued)
7,500	Ez Tec Empreendimentos e Participacoes S.A.	$ 20,708
4,500	Midea Group Co., Ltd., Class A	40,802
	Total Household Durables	$143,324
	Independent Power and Renewable Electricity Producers — 1.0%
68,000	China Longyuan Power Group Corp., Ltd., Class H	$ 132,636
	Total Independent Power and Renewable Electricity Producers	$132,636
	Industrial Conglomerates — 1.4%
4,905	Bidvest Group, Ltd.	$ 63,208
5,700	Jardine Cycle & Carriage, Ltd.	116,153
	Total Industrial Conglomerates	$179,361
	Insurance — 1.3%
37,800	Caixa Seguridade Participacoes S/A	$ 50,054
8,414	ICICI Prudential Life Insurance Co., Ltd. (144A)	52,206
22,728	Rand Merchant Investment Holdings, Ltd.	38,916
8,561	Sanlam, Ltd.	27,854
	Total Insurance	$169,030
	Interactive Media & Services — 5.2%
340	NAVER Corp.	$ 63,080
13,500	Tencent Holdings, Ltd.	613,082
	Total Interactive Media & Services	$676,162
	Internet & Direct Marketing Retail — 8.5%
3,661(a)	Alibaba Group Holding, Ltd. (A.D.R.)	$ 416,182
5,500(a)	Alibaba Group Holding, Ltd.	78,456
16,161(a)	Americanas S.A.	41,472
3,391(a)	Baozun, Inc. (A.D.R.)	37,098
2,928	JD.com, Inc. (A.D.R.)	188,036
414	JD.com, Inc., Class A	13,386
7,200(a)	Meituan, Class B (144A)	181,943
708	Naspers, Ltd., Class N	103,566
747(a)	Pinduoduo, Inc. (A.D.R.)	46,165
	Total Internet & Direct Marketing Retail	$1,106,304
	IT Services — 2.0%
6,086	HCL Technologies, Ltd.	$ 75,146
4,422	Infosys, Ltd. (A.D.R.)	81,851
3,678	Infosys, Ltd.	68,446
2,935	Tech Mahindra, Ltd.	37,242
	Total IT Services	$262,685
Pioneer Emerging Markets Equity Fund |  | 6/30/224

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Shares		Value
	Leisure Products — 0.7%
11,000	Giant Manufacturing Co., Ltd.	$ 88,697
	Total Leisure Products	$88,697
	Machinery — 1.7%
49,971	Ashok Leyland, Ltd.	$ 93,761
23,175	Iochpe Maxion S.A.	69,568
23,000	Weichai Power Co., Ltd., Class H	37,109
38,800	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	20,764
	Total Machinery	$221,202
	Media — 0.3%
26,100	Grupo Televisa SAB	$ 42,843
	Total Media	$42,843
	Metals & Mining — 2.4%
4,064	AngloGold Ashanti, Ltd.	$ 59,952
19,154	Grupo Mexico S.A.B de CV, Class B	79,313
14,777	Hindalco Industries, Ltd.	63,535
3,770	Impala Platinum Holdings, Ltd.	42,007
80+^	MMC Norilsk Nickel PJSC	1,265
2,185(a)	Saudi Arabian Mining Co.	29,088
976	Ternium S.A. (A.D.R.)	35,224
48,470(a)+^	United Co. RUSAL International PJSC	2,359
	Total Metals & Mining	$312,743
	Oil, Gas & Consumable Fuels — 1.3%
551,500	AKR Corporindo Tbk PT	$ 38,213
1,700	Cosan S.A.	5,912
1,868	Cosan S.A. (A.D.R.)	25,965
2,310+^	Gazprom PJSC	435
14,254+^	Gazprom PJSC	2,694
1,309+^	LUKOIL PJSC	4,647
9,500	Petroleo Brasileiro S.A.	55,438
30+^	Surgutneftegas PJSC	1
5,775(a)	Vista Oil & Gas S.A.B de CV (A.D.R.)	42,677
	Total Oil, Gas & Consumable Fuels	$175,982
	Paper & Forest Products — 0.3%
4,400	Suzano S.A.	$ 41,777
	Total Paper & Forest Products	$41,777
	Real Estate Management & Development — 5.0%
96,776	Aldar Properties PJSC	$ 117,377
81,800	Ayala Land, Inc.	37,883
19,900	BR Malls Participacoes S.A.	28,595
5Pioneer Emerging Markets Equity Fund |  | 6/30/22

Shares		Value
	Real Estate Management & Development — (continued)
26,000	China Overseas Land & Investment, Ltd.	$ 83,175
28,000	China Resources Land, Ltd.	132,424
9,167	DLF, Ltd.	36,378
74,320	Emaar Properties PJSC	105,385
44,000	Greentown Service Group Co., Ltd.	49,894
13,000	Longfor Group Holdings, Ltd. (144A)	62,637
	Total Real Estate Management & Development	$653,748
	Semiconductors & Semiconductor Equipment — 8.2%
1,000	Global Unichip Corp.	$ 16,195
5,000	LandMark Optoelectronics Corp.	19,489
2,000	MediaTek, Inc.	43,559
1,764	SK Hynix, Inc.	123,385
9,773	Taiwan Semiconductor Manufacturing Co., Ltd. (A.D.R.)	798,943
48,000	Xinyi Solar Holdings, Ltd.	74,014
	Total Semiconductors & Semiconductor Equipment	$1,075,585
	Specialty Retail — 2.0%
22,587	Abu Dhabi National Oil Co. for Distribution PJSC	$ 25,952
2,800	China Tourism Group Duty Free Corp., Ltd., Class A	97,842
67,500	China Yongda Automobiles Services Holdings, Ltd.	63,905
14,015+^	Detsky Mir PJSC (144A)	868
1,016	United Electronics Co.	30,715
13,800	Vibra Energia S.A.	44,062
	Total Specialty Retail	$263,344
	Technology Hardware, Storage & Peripherals — 3.4%
8,839	Samsung Electronics Co., Ltd.	$ 387,190
47	Samsung Electronics Co., Ltd. (G.D.R.)	51,334
	Total Technology Hardware, Storage & Peripherals	$438,524
	Textiles, Apparel & Luxury Goods — 4.3%
8,850	Cie Financiere Richemont S.A.	$ 94,060
2,401	Fila Holdings Corp.	52,020
7,500	Li Ning Co., Ltd.	70,895
68,400(a)	Samsonite International S.A. (144A)	138,256
4,800	Shenzhou International Group Holdings, Ltd.	58,995
79,500	Xtep International Holdings, Ltd.	144,551
	Total Textiles, Apparel & Luxury Goods	$558,777
	Thrifts & Mortgage Finance — 1.6%
7,550	Housing Development Finance Corp., Ltd.	$ 208,118
	Total Thrifts & Mortgage Finance	$208,118
Pioneer Emerging Markets Equity Fund |  | 6/30/226

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Shares		Value
	Water Utilities — 0.5%
7,589	Cia de Saneamento Basico do Estado de Sao Paulo (A.D.R.)	$ 60,636
	Total Water Utilities	$60,636
	Wireless Telecommunication Services — 2.6%
12,715(a)	Bharti Airtel, Ltd.	$ 110,424
1,071(a)	Bharti Airtel, Ltd.	4,109
24,000	Far EasTone Telecommunications Co., Ltd.	67,446
9,779	MTN Group, Ltd.	79,510
1,825	SK Telecom Co., Ltd.	73,184
	Total Wireless Telecommunication Services	$334,673
	Total Common Stocks (Cost $11,580,781)	$12,069,413

	Preferred Stock — 3.4% of Net Assets
	Banks — 0.3%
13,131(b)	Banco Bradesco S.A.	$ 43,156
21,762(a)(b)+^	Sberbank of Russia PJSC	2,409
	Total Banks	$45,565
	Metals & Mining — 0.1%
2,298(b)	Bradespar S.A.	$ 11,083
	Total Metals & Mining	$11,083
	Oil, Gas & Consumable Fuels — 1.1%
26,100(b)	Petroleo Brasileiro S.A.	$ 139,291
	Total Oil, Gas & Consumable Fuels	$139,291
	Technology Hardware, Storage & Peripherals — 1.9%
6,305(b)	Samsung Electronics Co., Ltd.	$ 252,968
	Total Technology Hardware, Storage & Peripherals	$252,968
	Total Preferred Stock (Cost $527,622)	$448,907

7Pioneer Emerging Markets Equity Fund |  | 6/30/22

Shares		Value

	SHORT TERM INVESTMENTS — 2.8% of Net Assets
	Open-End Fund — 2.8%
362,895(c)	Dreyfus Government Cash Management, Institutional Shares, 1.35%	$ 362,895
		$362,895
	TOTAL SHORT TERM INVESTMENTS (Cost $362,895)	$362,895
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 98.5% (Cost $12,471,298)	$12,881,215
	OTHER ASSETS AND LIABILITIES — 1.5%	$190,892
	net assets — 100.0%	$13,072,107

(A.D.R.)	American Depositary Receipts.
(G.D.R.)	Global Depositary Receipts.
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2022, the value of these securities amounted to $455,142, or 3.5% of net assets.
(a)	Non-income producing security.
(b)	Issued as preference shares.
(c)	Rate periodically changes. Rate disclosed is the 7-day yield at June 30, 2022.
+	Security that used signiﬁcant unobservable inputs to determine its value.
^	Security is valued using fair value methods (other than prices supplied by independent pricing services or broker dealers).
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of June 30, 2022, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Common Stocks
Automobiles	$112,618	$161,034	$—	$273,652
Banks	492,233	1,616,035	2,542	2,110,810
Pioneer Emerging Markets Equity Fund |  | 6/30/228

Schedule of Investments  |  6/30/22
(unaudited) (continued)
	Level 1	Level 2	Level 3	Total
Beverages	$84,656	$245,078	$—	$329,734
Biotechnology	—	55,981	—	55,981
Building Products	—	72,208	—	72,208
Capital Markets	—	52,724	—	52,724
Chemicals	31,842	270,159	—	302,001
Commercial Services & Supplies	—	67,603	—	67,603
Construction & Engineering	—	141,701	—	141,701
Construction Materials	—	43,858	—	43,858
Diversified Consumer Services	70,823	33,647	—	104,470
Diversified Financial Services	—	61,899	—	61,899
Diversified Telecommunication Services	—	64,870	—	64,870
Electric Utilities	11,018	33,482	—	44,500
Electrical Equipment	—	43,064	—	43,064
Electronic Equipment, Instruments & Components	—	139,694	—	139,694
Entertainment	135,092	26,649	—	161,741
Food & Staples Retailing	86,390	79,419	—	165,809
Food Products	112,472	219,764	—	332,236
Health Care Providers & Services	19,232	45,624	—	64,856
Hotels, Restaurants & Leisure	252,526	37,325	—	289,851
Household Durables	20,708	122,616	—	143,324
Independent Power and Renewable Electricity Producers	—	132,636	—	132,636
Industrial Conglomerates	—	179,361	—	179,361
Insurance	50,054	118,976	—	169,030
Interactive Media & Services	—	676,162	—	676,162
Internet & Direct Marketing Retail	728,953	377,351	—	1,106,304
IT Services	81,851	180,834	—	262,685
Leisure Products	—	88,697	—	88,697
Machinery	69,568	151,634	—	221,202
Metals & Mining	114,537	194,582	3,624	312,743
Oil, Gas & Consumable Fuels	129,992	38,213	7,777	175,982
Real Estate Management & Development	28,595	625,153	—	653,748
Semiconductors & Semiconductor Equipment	798,943	276,642	—	1,075,585
Specialty Retail	44,062	218,414	868	263,344
Technology Hardware, Storage & Peripherals	—	438,524	—	438,524
Textiles, Apparel & Luxury Goods	—	558,777	—	558,777
Thrifts & Mortgage Finance	—	208,118	—	208,118
Wireless Telecommunication Services	—	334,673	—	334,673
All Other Common Stock	145,256	—	—	145,256
Preferred Stock
Banks	43,156	—	2,409	45,565
Technology Hardware, Storage & Peripherals	—	252,968	—	252,968
9Pioneer Emerging Markets Equity Fund |  | 6/30/22

	Level 1	Level 2	Level 3	Total
All Other Preferred Stock	$150,374	$—	$—	$150,374
Open-End Fund	362,895	—	—	362,895
Total Investments in Securities	$4,177,846	$8,686,149	$17,220	$12,881,215
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
Common Stocks
Balance as of 9/30/21	$—
Realized gain (loss)	(61,292)
Changed in unrealized appreciation (depreciation)	(547,947)
Accrued discounts/premiums	—
Purchases	36,655
Sales	(243,749)
Transfers in to Level 3*	833,553
Transfers out of Level 3*	—
Balance as of 6/30/22	$17,220
*	Transfers are calculated on the beginning of period values. During the nine months ended June 30, 2022, securities with aggregate market value of $833,553 were transferred from Level 1 to Level 3 as there were no significant observable inputs available to determine its value. There were no other transfers in or out of Level 3.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at June 30, 2022:	$(547,947)
Pioneer Emerging Markets Equity Fund |  | 6/30/2210